Subsequent events - Additional Information (Detail) R$ in Millions, $ in Millions	1 Months Ended
	Jan. 31, 2019 USD ($)	Jan. 31, 2019 BRL (R$)	Jan. 30, 2019 USD ($)	Oct. 31, 2018 USD ($)
Disclosure of Events After Reporting Period [line items]
Share purchase agreement with Chevron USA, amount				$ 212
Pasadena Refining System Inc [member]
Disclosure of Events After Reporting Period [line items]
Share purchase agreement with Chevron USA, amount				$ 350
Events After Reporting Period [member]
Disclosure of Events After Reporting Period [line items]
Share purchase agreement with Chevron USA, amount			$ 562
Issuance of debentures	$ 929	R$ 3,600
Events After Reporting Period [member] | Debentures of first series [member]
Disclosure of Events After Reporting Period [line items]
Debenture interest rate			4.046%
Events After Reporting Period [member] | Debentures of second series [member]
Disclosure of Events After Reporting Period [line items]
Debenture interest rate			4.2186%
Events After Reporting Period [member] | Debentures of third series [member]
Disclosure of Events After Reporting Period [line items]
Debenture interest rate			106.25%